ENTRUSTED BANK BALANCE HELD ON BEHALF OF CUSTOMERS (Details)	Dec. 31, 2019 item
ENTRUSTED BANK BALANCE HELD ON BEHALF OF CUSTOMERS
Number of large financial institutions in which entrusted bank accounts are held	7